Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use lease assets	$ 3,979,727	$ 2,709,954
Operating lease liabilities – current	1,523,222	1,323,900
Operating lease liabilities – non-current	2,488,823	1,416,508
Total operating lease liabilities	4,012,045	2,740,408
Finance leases cost:
Amortization of right-of-use assets	351,626	237,802	$ 199,796
Interest on lease liabilities	80,738	72,678	204,774
Total finance leases cost	$ 432,364	$ 310,480	$ 404,570